Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Forex Reserve [Member] USD ($)	Forex Reserve [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022					$ 11		$ 250				$ 261
Balance, shares at Dec. 31, 2022 | shares	[1]
Dividends							(1,236)				(1,236)
Net income (loss) for the year							1,118				1,118
Balance at Dec. 31, 2023					11		132				143
Balance, shares at Dec. 31, 2023 | shares	[1]
Dividends							(300)				(300)
Net income (loss) for the year							172				172
Share issued during the year
Balance, shares | shares	[1]	33,334	33,334
Balance at Dec. 31, 2024				8	11	3	4			11	15
Balance, shares at Dec. 31, 2024 | shares	[1]	33,334	33,334
Net income (loss) for the year						(1,063)	(1,365)			(1,063)	(1,365)
Share issued during the year				1,656	2,126					1,656	2,126
Balance, shares | shares	[1]	4,444	4,444
Foreign currency translation								(6)	(7)	(6)	(7)
Balance at Dec. 31, 2025				$ 1,664	$ 2,137	$ (1,060)	$ (1,361)	$ (6)	$ (7)	$ 598	$ 769
Balance, shares at Dec. 31, 2025 | shares	[1]	37,778	37,778

[1]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.